File Numbers 002-96990 and 811-04279

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number

Post-Effective Amendment Number 56

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment Number 54

Securian Funds Trust

(Exact Name of Registrant as Specified in Charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of Principal Executive Offices)

(651) 665-3500

(Registrant’s Telephone Number, Including Area Code)

Copy to:

Michael J. Radmer, Esquire	Eric J. Bentley, Esquire
Dorsey & Whitney LLP	Assistant Secretary
50 South Sixth Street	Securian Funds Trust
Minneapolis, Minnesota 55402	400 Robert Street North
St. Paul, Minnesota 55101-2098

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 11th day of May, 2015.

Securian Funds Trust

By	/s/ David M. Kuplic
David M. Kuplic, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ David M. Kuplic David M. Kuplic	President (principal executive officer)		May 11, 2015

/s/ Gary M. Kleist Gary M. Kleist	Vice President and Treasurer (principal financial and accounting officer)		May 11, 2015

LINDA L. HENDERSON* Linda L. Henderson	Trustee ) ) ) ) ) )	By	/s/ David M. Kuplic David M. Kuplic Attorney-in-Fact

JULIE K. GETCHELL* Julie K. Getchell	Trustee ) ) ) ) )	Dated:	May 11, 2015

WILLIAM C. MELTON* William C. Melton	Trustee ) ) )

GREGORY S. STRONG* Gregory S. Strong	Trustee

*	Registrant’s trustee executing power of attorney dated January 26, 2012, a copy of which is filed herewith.

Securian Funds Trust

Exhibit Index

Exhibit Number and Description:

EX-99.28q	Power of Attorney to sign Registration Statements executed by Directors of Registrant

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase